Restricted Stock Awards (Tables) (Inventergy Inc [Member])	9 Months Ended
Sep. 30, 2013
Inventergy Inc [Member]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity
The following table sets forth the shares of restricted stock awards outstanding as of September 30, 2013:

	Restricted	Weighted Average
	Stock	Grant Date Fair
	Awards	Value per Unit

Balance, Inception (January 12, 2012)	-	$-

Balance, December 31, 2012	-	$-

Awards granted	5,060,048	$0.01
Awards vested	(1,296,048)	$0.04
Awards cancelled or forfeited (unvested)	(50,000)	-

Balance, September 30, 2013	3,714,000	$0.01

Schedule Of Stock Based Compensation Of Employees And Non Employees
Stock-based compensation for employees and non-employees recognized for the nine months ended September 30, 2013 and for the period from January 12, 2012 (inception) to September 30, 2013 was as follows:

	For the Nine	January 12, 2012
	Months Ended	(inception) to
	September 30, 2013	September 30, 2013

Operating expenses

Selling, general and administrative	$1,166,931	$1,166,931